Goodwill and Other Intangible Assets (Estimated Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Goodwill and Other Intangible Assets [Abstract]
2014	$ 80,685
2015	80,379
2016	80,287
2017	78,929
2018	72,753
Thereafter	$ 229,297